Finance Expense (Income)	12 Months Ended
Dec. 31, 2019
Finance Expense (Income) [Abstract]
Finance Expense (Income)

Note 17 - Finance Expense (Income)

	For the year ended December 31
	2019	2018	2017
	USD thousands

Income (expenses) in respect of derivatives, net (*)	(1,509)	(2,740)	1,049

(*)

The derivatives are related mainly to the fair value adjustments of warrants. The 2019, 2018 and 2017 warrants included a cashless exercise feature, which expired on September 16, 2019, September 12, 2019 and August 8, 2018, respectively, when the Company filed a registration statement with the SEC, registering the shares that will derive from future exercise of these warrants. See also Note 20B.

	For the year ended December 31
	2019	2018	2017
	USD thousands
Finance expense
Fees and interest expense	81	9	26
Loss from exchange rate differences, net	100	106	-
Payment to Taoz, see Note 5C	-	160	-
Warrant issuance costs	-	301	-
	181	576	26

	For the year ended December 31
	2019	2018	2017
	USD thousands
Finance income
Income from exchange rate differences, net	-	-	(22)
Interest income from short term deposits	(151)	(93)	(106)
	(151)	(93)	(128)